UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $152,578 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B16G1G1      30215  7889137 SH       SOLE                  7889137        0        0
INDIA HOSPITALITY CORP-REG S                    B16GBT4       7184 10564927 SH       SOLE                 10564927        0        0
BOEING CO                      COM              097023105     1655    38775 SH       SOLE                    38775        0        0
DELL INC                       COM              24702R101     9543   931945 SH       SOLE                   931945        0        0
ELECTRONIC ARTS INC            COM              285512109     9046   563970 SH       SOLE                   563970        0        0
FEDEX CORP                     COM              31428X106     8399   130928 SH       SOLE                   130928        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      511  5680032 SH       SOLE                  5680032        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    52864  5834925 SH       SOLE                  5834925        0        0
GRAFTECH INTL LTD              COM              384313102      454    54604 SH       SOLE                    54604        0        0
PFIZER INC                     COM              717081103     6908   390050 SH       SOLE                   390050        0        0
TIFFANY & CO NEW               COM              886547108     8349   353314 SH       SOLE                   353314        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8880   333846 SH       SOLE                   333846        0        0
WELLPOINT INC                  COM              94973V107     8570   203412 SH       SOLE                   203412        0        0